PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET	12 Months Ended
Dec. 31, 2024
Prepaid Expenses And Other Current Assets Net
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

6. PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current assets, net consist of the following:

	As of December 31,
	2023	2024
VAT prepayment	412,649	561,482
Contract cost(1)	20,309	372,309
Employee Reserve	158,132	227,444
Deposit	531,165	193,777
Inventories	165,510	135,585
Others	89,075	102,906
Prepaid expenses	361,714	35,249
Government subsidies(2)	466,906	-
Total prepayments and other current assets	2,205,460	1,628,752
Less: provision for doubtful accounts	111,720	110,609
Total prepayments and other current assets, net	$2,093,740	$1,518,143

(1)	The balances represented the incurred cost associated with event production whose revenues have not been recognized yet.

(2)	The balances mainly represented the government subsidies receivable that have been approved and publicly announced by certain local governments. The Group’s government subsidies were the subsidies that the local government has not specified a purpose for and were not tied to future trends or performance of the Group. Receipt of such subsidy income was not contingent upon any further actions or performance of the Group and the amounts did not have to be refunded under any circumstances. As of December 31, 2024, the Group has collected all of receivable related to government subsidies.

The Group recorded provision for doubtful accounts of nil, $71,048 and nil for the years ended December 31, 2022, 2023 and 2024, respectively.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)